Acquisitions and business divestments	12 Months Ended
Dec. 31, 2018
Acquisitions and business divestments
Acquisitions and business divestments

Note 4—Acquisitions and business divestments

Acquisitions

Acquisitions were as follows:

($ in millions, except number of acquired businesses)	2018	2017	2016
Purchase price for acquisitions (net of cash acquired)(1)	2,638	1,992	13
Aggregate excess of purchase price over fair value of net assets acquired(2)	1,472	1,267	12
Number of acquired businesses	3	4	1
(1)	Excluding changes in cost- and equity-accounted companies.
(2)	Recorded as goodwill (see Note 11).

In the table above, the “Purchase price for acquisitions” and “Aggregate excess of purchase price over fair value of net assets acquired” amounts for 2018, relate primarily to the acquisition of GE Industrial Solutions (GEIS), and for 2017, relate primarily to the acquisition of Bernecker + Rainer Industrie-Elektronik GmbH (B&R). In 2016, acquisitions were not significant.

Acquisitions of controlling interests have been accounted for under the acquisition method and have been included in the Company’s Consolidated Financial Statements since the date of acquisition.

On June 30, 2018, the Company acquired through numerous share and asset purchases substantially all the assets, liabilities and business activities of GEIS, General Electric’s global electrification solutions business. GEIS, headquartered in Atlanta, United States, provides technologies that distribute and control electricity and support the commercial, data center, health care, mining, renewable energy, oil and gas, water and telecommunications sectors. The resulting cash outflows for the Company amounted to $2,622 million (net of cash acquired of $192 million). The acquisition strengthens the Company’s global position in electrification and expands its access to the North American market through strong customer relationships, a large installed base and extensive distribution networks. Consequently, the goodwill acquired represents expected operating synergies and cost savings as well as intangible assets that are not separable such as employee know-how and expertise.

While the Company uses its best estimates and assumptions as part of the purchase price allocation process to value assets acquired and liabilities assumed at the acquisition date, the purchase price allocation for acquisitions is preliminary for up to 12 months after the acquisition date and is subject to refinement as more detailed analyses are completed and additional information about the fair values of the acquired assets and liabilities becomes available. Given the timing and complexity of the acquisition of GEIS, the purchase price allocation in the Company’s Consolidated Financial Information has not yet been finalized, primarily relating to amounts allocated to net working capital, pension obligations, current and deferred income taxes as well as intangible assets. At December 31, 2018, the Company is still gathering, analyzing and evaluating relevant information, including certain inputs required for the valuation of intangibles. As a result, amounts recorded in the preliminary purchase price allocation may change in 2019. The final purchase price adjustments as well as the final fair value determinations could result in material adjustments to the values presented in the preliminary purchase price allocation table below.

On July 6, 2017, the Company acquired the shares of B&R, a worldwide provider of product- and software-based, open-architecture solutions for machine and factory automation. This acquisition closes a gap in the Company’s industrial automation portfolio and consequently the goodwill acquired represents the future benefits associated with product portfolio expansion.

The aggregate allocation of the purchase consideration for business acquisitions in 2018 and 2017, was as follows:

	2018			2017
	Preliminary
	allocated amounts(1)			Weighted-		Weighted-
				average	Allocated	average
($ in millions)	GEIS	Other	Total	useful life	amounts(1)	useful life
Technology	87	—	87	7 years	412	7 years
Customer Relationships	214	—	214	14 years	264	20 years
Trade names	122	—	122	13 years	61	10 years
Supply agreement	34	—	34	13 years	—
Intangible assets	457	—	457		737
Property, plant and equipment	379	9	388		131
Debt acquired	—	—	—		(50)
Deferred tax liabilities	(110)	(1)	(111)		(249)
Inventories	435	3	438		176
Other assets and liabilities, net (2)	126	(25)	101		(20)
Goodwill (3)	1,442	30	1,472		1,267
Noncontrolling interest	(107)	—	(107)		—
Total consideration (net of cash acquired) (4)	2,622	16	2,638		1,992
(1)	Excludes measurement period adjustments related to prior year acquisitions.
(2)	Gross receivables from the GEIS acquisition totaled $658 million; the fair value of which was $624 million after adjusting for contractual cash flows not expected to be collected.
(3)	The Company expects that goodwill recorded in certain jurisdictions will be tax deductible. The amount is subject to the finalization of the purchase price allocation in 2019.
(4)	Primarily relates to the acquisition of GEIS in 2018 and B&R in 2017. Cash acquired in the GEIS acquisition totaled $192 million.

The Company’s Consolidated Income Statement for 2018, includes total revenues of $1,317 million and net income of $1 million in respect of GEIS since the date of acquisition.

The unaudited pro forma financial information in the table below summarizes the combined pro forma results of the Company and GEIS for 2018 and 2017, as if GEIS had been acquired on January 1, 2017.

($ in millions)	2018	2017
Total revenues	28,936	27,881
Income from continuing operations, net of tax	1,622	1,631

The pro forma results are for information purposes only and do not include any anticipated cost synergies or other effects of the planned integration of GEIS. Accordingly, such pro forma amounts are not necessarily indicative of the results that would have occurred had the acquisition been completed on the date indicated, nor are they indicative of the future operating results of the combined company.

The unaudited pro forma results above include certain adjustments related to the GEIS acquisition. The table below summarizes the adjustments necessary to present the pro forma financial information of the combined entity as if GEIS had been acquired on January 1, 2017.

($ in millions)	2018	2017
Impact on cost of sales from additional amortization of intangible assets	(10)	(20)
Impact on cost of sales from fair valuing acquired inventory	26	(26)
Impact on cost of sales from additional depreciation of property, plant and equipment	(4)	(8)
Impact on selling, general and administrative expenses from additional amortization of intangible assets	(5)	(12)
Impact on selling, general and administrative expenses from acquisition-related costs	44	20
Impact on interest expense from financing costs	(15)	(62)
Taxation adjustments	(5)	33
Total pro forma adjustments	31	(75)

Business divestments

In 2017, the Company received proceeds (net of transaction costs and cash disposed) of $605 million, relating to divestments of consolidated businesses and recorded net gains of $252 million in “Other income (expense), net” on the sale of such businesses. These are primarily due to the divestment of the Company’s high-voltage cables and cable accessories businesses (the Cables business) in March 2017 and the divestment of the Oil & Gas EPC business in December 2017. The assets and liabilities of the Cables business were classified as held for sale in the Company’s Consolidated Balance Sheets at December 31, 2016.

The Company has retained certain obligations of the Cables business and thus the Company remains directly or indirectly liable for these liabilities which existed at the date of the divestment. Subsequent to the divestment, the Company recorded a loss of $94 million in 2017 for changes in the amounts recorded for these obligations. In addition, the Company has provided certain performance guarantees to third parties which guarantee the performance of the buyer under existing contracts with customers as well as for certain capital expenditures of the divested business (see Note 15).

In 2018 and 2016, there were no significant amounts recognized from divestments of consolidated businesses.